CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue		$ 5,763,485	$ 4,771,259	$ 4,030,347
Costs and expenses:
Cost of revenue	[1]	1,179,081	1,038,034	898,604
Selling and marketing	[1]	2,808,329	2,196,145	1,721,037
Technology and content	[1]	686,154	577,820	484,898
General and administrative	[1]	425,373	377,078	345,354
Amortization of intangible assets		79,615	71,731	31,705
Legal reserves, occupancy tax and other		41,539	77,919	117,025
Restructuring and related reorganization charges		25,630
Acquisition-related and other	[1]		66,472
Operating income		517,764	366,060	431,724
Other income (expense):
Interest income		27,288	24,779	26,396
Interest expense		(98,089)	(87,358)	(87,788)
Other, net		17,678	(2,788)	(20,275)
Total other income (expense), net		(53,123)	(65,367)	(81,667)
Income from continuing operations before income taxes		464,641	300,693	350,057
Provision for income taxes		(91,691)	(84,335)	(47,078)
Income from continuing operations		372,950	216,358	302,979
Discontinued operations, net of taxes				(22,539)
Net income		372,950	216,358	280,440
Net (income) loss attributable to noncontrolling interests		25,147	16,492	(269)
Net income attributable to Expedia, Inc.		398,097	232,850	280,171
Amounts attributable to Expedia, Inc.:
Income from continuing operations		398,097	232,850	302,710
Discontinued operations, net of taxes				(22,539)
Net income attributable to Expedia, Inc.		$ 398,097	$ 232,850	$ 280,171
Earnings per share from continuing operations attributable to Expedia, Inc. available to common stockholders:
Basic		$ 3.09	$ 1.73	$ 2.26
Diluted		2.99	1.67	2.16
Earnings per share attributable to Expedia, Inc. available to common stockholders:
Basic		3.09	1.73	2.09
Diluted		$ 2.99	$ 1.67	$ 2.00
Shares used in computing earnings per share:
Basic		128,912	134,912	134,203
Diluted		133,168	139,593	139,929
Dividends declared per common share		$ 0.66	$ 0.56	$ 0.96

[1]	Includes stock-based compensation as follows: Cost of revenue $ 3,921 $ 3,752 $ 3,296 Selling and marketing 18,067 16,190 13,474 Technology and content 22,100 20,465 16,073 General and administrative 40,923 33,123 31,753 Acquisition-related and other - 56,643 -